CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (7,865,647)	$ (17,510,948)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	750,633	750,927
Amortization of debt discount	150,000	0
Right of use asset amortization	28,018	30,238
Change in fair value of derivative liability warrants	(235,125)	(746,625)
Stock based compensation	805,347	348,993
Shares issued for non-employee services	1,149,600	3,999,614
Warrants issued for services	8,150	2,438,026
Loss on shares issued for conversion of debt	77,250	0
Shares issued in connection with asset purchase agreement	0	4,320,000
(Increase) decrease in:
Accounts receivable	0	8,075
Interest receivable	(152,104)	(833)
Prepaid assets	156,880	76,724
Right of use liability	(28,157)	(30,861)
Increase (decrease) in:
Accounts payable	(285,456)	382,983
Accrued expenses	227,868	387,961
NET CASH USED IN OPERATING ACTIVITIES	(5,212,743)	(5,545,728)
INVESTING ACTIVITIES
Increase in subscription receivable in exchange for cash	(100,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(100,000)	0
FINANCING ACTIVITIES
Preferred stock offering	3,218,561	0
Proceeds from issuance of common stock and warrants, net of issuance costs	0	3,040,935
Proceeds from note payable	1,850,000	500,000
Repayment of notes payable, net of proceeds	(587,500)	(874,999)
Shares issued for cash	0	500,000
Warrants issued for cash	500,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,981,061	3,165,936
NET DECREASE IN CASH	(331,682)	(2,379,792)
CASH AT BEGINNING OF PERIOD	1,469,134	3,791,302
CASH AT END OF PERIOD	1,137,453	1,411,510
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	0	0
SUPPLEMENTAL NON-CASH DISCLOSURES
Warrants issued in exchange for subscriptions receivable	2,000,000	2,500,000
Preferred stock issued in exchange for subscriptions receivable	2,100,000	0
Shares issued for the conversion of debt	$ 868,750	$ 302,926